Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Taxation
Amount credited/(expensed) in income statement	€ (217)	€ (2,994)
Gross deferred tax asset	35,753	36,872
Gross deferred tax liability	(6,156)	(6,563)
Less amounts unrecognised	(11,028)	(10,835)
Net recognised deferred tax (liability)/asset	18,569	19,474
Deferred tax assets and liabilities
Deferred tax assets	19,089	21,569
Deferred tax liabilities	(520)	(2,095)
Net deferred tax assets	18,569	19,474
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	672	716
Gross deferred tax asset	2,589	2,331
Gross deferred tax liability	(1,361)	(2,034)
Less amounts unrecognised	(58)	(9)
Net recognised deferred tax (liability)/asset	1,170	288
Deferred tax assets and liabilities
Net deferred tax assets	1,170	288
Intangible assets
Taxation
Amount credited/(expensed) in income statement	643	336
Gross deferred tax asset	666	434
Gross deferred tax liability	(1,801)	(1,938)
Less amounts unrecognised	11	13
Net recognised deferred tax (liability)/asset	(1,124)	(1,491)
Deferred tax assets and liabilities
Net deferred tax assets	(1,124)	(1,491)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(1,450)	(3,292)
Gross deferred tax asset	28,977	30,490
Less amounts unrecognised	(10,341)	(10,400)
Net recognised deferred tax (liability)/asset	18,636	20,090
Deferred tax assets and liabilities
Net deferred tax assets	18,636	20,090
Tax losses | Luxembourg
Deferred tax assets and liabilities
Deferred tax assets	16,298	17,394
Tax losses | Germany
Deferred tax assets and liabilities
Deferred tax assets	2,170	2,529
Treasury related items
Taxation
Amount credited/(expensed) in income statement	(90)	(9)
Gross deferred tax asset	616	761
Gross deferred tax liability	(372)	(37)
Less amounts unrecognised	(562)	(392)
Net recognised deferred tax (liability)/asset	(318)	332
Deferred tax assets and liabilities
Net deferred tax assets	(318)	332
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	(9)	(84)
Gross deferred tax asset	3	3
Gross deferred tax liability	(666)	(651)
Net recognised deferred tax (liability)/asset	(663)	(648)
Deferred tax assets and liabilities
Net deferred tax assets	(663)	(648)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	(3)	(34)
Gross deferred tax asset	1,754	1,758
Gross deferred tax liability	(1,577)	(1,568)
Net recognised deferred tax (liability)/asset	177	190
Deferred tax assets and liabilities
Net deferred tax assets	177	190
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	20	(627)
Gross deferred tax asset	1,148	1,095
Gross deferred tax liability	(379)	(335)
Less amounts unrecognised	(78)	(47)
Net recognised deferred tax (liability)/asset	691	713
Deferred tax assets and liabilities
Net deferred tax assets	€ 691	€ 713